Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
in EUR million	2024	2023	2024	2023	2024	2023	2024	2023
Opening balance as at 1 January	469	464	727	636	2	2	1,198	1,102
Additions	6		43	64	1		50	64
Capitalised expenses			324	246			324	246
Amortisation			-215	-213			-216	-213
Impairments [1]			-12	-5			-12	-5
Exchange rate differences	1	5	8	2			9	7
Disposals			-9	-10			-9	-10
Changes in the composition of the group and other changes			-10	8		1	-10	8
Closing balance	476	469	855	727	3	2	1,334	1,198

Gross carrying amount	476	469	2,986	2,646	8	8	3,471	3,123
Accumulated amortisation			-2,079	-1,876	-4	-4	-2,084	-1,879
Accumulated impairments			-52	-43	-2	-2	-53	-45
Net carrying value	476	469	855	727	3	2	1,334	1,198
[1]Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.

Schedule of goodwill allocation to group of CGUs
Goodwill is allocated to groups of cash generating units (CGUs) as follows:

Goodwill allocation to group of CGUs
in EUR million	Method used for recoverable amount	Discount rate	Terminal growth rate	Goodwill	Goodwill
Group of CGUs				2024	2023
Retail Netherlands	Value in use	7.81%	2.00%	30	30
Retail Germany	Value in use	7.77%	2.00%	356	349
Retail Poland	Value in use	9.30%	2.50%	76	75
Retail Romania	Value in use	11.45%	3.00%	15	15
				476	469